Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 04, 2014
Supplement [Text Block]	agifi_SupplementTextBlock

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND

Supplement dated February 4, 2014 to the Prospectuses and Summary Prospectuses (the "Prospectuses") dated March 1, 2013 and October 15, 2013 of AllianceBernstein Growth and Income Fund (the "Fund").

Effective February 4, 2014, a fee waiver and/or expense reimbursement will be implemented for the Fund. Under the new arrangement, the Adviser has contractually agreed to waive its fees and bear certain expenses so that total operating expenses of the Fund do not exceed .95% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, .65% for Advisor Class shares, 1.15% for Class R shares, .90% for Class K shares, .65% for Class I shares and .65% for Class Z shares (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis.

The following information replaces certain information in the Prospectus under the heading "Fees and Expenses of the Fund." Actual expenses may be higher or lower than those shown.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares (not currently offered to new investors)		Class C Shares		Advisor Class Shares	Class R, K, I and Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	4.00	%(a)	1.00	%(b)	None	None
Exchange Fee	None	None		None		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees	.55%	.55%	.55%	.55%	.55%	.55%	.55%	.55%
Distribution and/or Service (12b-1) Fees	.28%	1.00%	1.00%	None	.50%	.25%	None	None
Other Expenses:
Transfer Agent	.22%	.31%	.24%	.22%	.26%	.20%	.12%	.02%
Other Expenses	.06%	.05%	.05%	.05%	.05%	.05%	.05%	.05%

Total Other Expenses	.28%	.36%	.29%	.27%	.31%	.25%	.17%	.07%

Total Annual Fund Operating Expenses	1.11%	1.91%	1.84%	.82%	1.36%	1.05%	.72%	.62%

Fee Waiver and/or Expense Reimbursement(c)	(.16)%	(.26)%	(.19)%	(.17)%	(.21)%	(.15)%	(.07)%	—

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.95%	1.65%	1.65%	.65%	1.15%	.90%	.65%	.62%

(a)	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through March 1, 2015 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .95%, 1.65%, 1.65%, .65%, 1.15%, .90%, .65% and .65% of average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations").

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the fee waiver remains in effect as agreed upon and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$518	$568	$268	$66	$117	$92	$66	$63
After 3 Years	$715	$720	$520	$208	$365	$287	$208	$199
After 5 Years	$928	$897	$897	$362	$633	$498	$362	$346
After 10 Years	$1,542	$1,768	$1,955	$810	$1,398	$1,108	$810	$774

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$168	$168
After 3 Years	$520	$520
After 5 Years	$897	$897
After 10 Years	$1,768	$1,955

*        *        *         *        *

ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	agifi_SupplementTextBlock

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND

Supplement dated February 4, 2014 to the Prospectuses and Summary Prospectuses (the "Prospectuses") dated March 1, 2013 and October 15, 2013 of AllianceBernstein Growth and Income Fund (the "Fund").

Effective February 4, 2014, a fee waiver and/or expense reimbursement will be implemented for the Fund. Under the new arrangement, the Adviser has contractually agreed to waive its fees and bear certain expenses so that total operating expenses of the Fund do not exceed .95% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, .65% for Advisor Class shares, 1.15% for Class R shares, .90% for Class K shares, .65% for Class I shares and .65% for Class Z shares (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis.

The following information replaces certain information in the Prospectus under the heading "Fees and Expenses of the Fund." Actual expenses may be higher or lower than those shown.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares (not currently offered to new investors)		Class C Shares		Advisor Class Shares	Class R, K, I and Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	4.00	%(a)	1.00	%(b)	None	None
Exchange Fee	None	None		None		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees	.55%	.55%	.55%	.55%	.55%	.55%	.55%	.55%
Distribution and/or Service (12b-1) Fees	.28%	1.00%	1.00%	None	.50%	.25%	None	None
Other Expenses:
Transfer Agent	.22%	.31%	.24%	.22%	.26%	.20%	.12%	.02%
Other Expenses	.06%	.05%	.05%	.05%	.05%	.05%	.05%	.05%

Total Other Expenses	.28%	.36%	.29%	.27%	.31%	.25%	.17%	.07%

Total Annual Fund Operating Expenses	1.11%	1.91%	1.84%	.82%	1.36%	1.05%	.72%	.62%

Fee Waiver and/or Expense Reimbursement(c)	(.16)%	(.26)%	(.19)%	(.17)%	(.21)%	(.15)%	(.07)%	—

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.95%	1.65%	1.65%	.65%	1.15%	.90%	.65%	.62%

(a)	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through March 1, 2015 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .95%, 1.65%, 1.65%, .65%, 1.15%, .90%, .65% and .65% of average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations").

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the fee waiver remains in effect as agreed upon and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$518	$568	$268	$66	$117	$92	$66	$63
After 3 Years	$715	$720	$520	$208	$365	$287	$208	$199
After 5 Years	$928	$897	$897	$362	$633	$498	$362	$346
After 10 Years	$1,542	$1,768	$1,955	$810	$1,398	$1,108	$810	$774

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$168	$168
After 3 Years	$520	$520
After 5 Years	$897	$897
After 10 Years	$1,768	$1,955

*        *        *         *        *

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2015
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the fee waiver remains in effect as agreed upon and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.28%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.22%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
After 1 Year	rr_ExpenseExampleYear01	518
After 3 Years	rr_ExpenseExampleYear03	715
After 5 Years	rr_ExpenseExampleYear05	928
After 10 Years	rr_ExpenseExampleYear10	1,542
ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(not currently offered to new investors)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%	[2]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.31%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
After 1 Year	rr_ExpenseExampleYear01	568
After 3 Years	rr_ExpenseExampleYear03	720
After 5 Years	rr_ExpenseExampleYear05	897
After 10 Years	rr_ExpenseExampleYear10	1,768
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,768
ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
After 1 Year	rr_ExpenseExampleYear01	268
After 3 Years	rr_ExpenseExampleYear03	520
After 5 Years	rr_ExpenseExampleYear05	897
After 10 Years	rr_ExpenseExampleYear10	1,955
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.22%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
After 1 Year	rr_ExpenseExampleYear01	66
After 3 Years	rr_ExpenseExampleYear03	208
After 5 Years	rr_ExpenseExampleYear05	362
After 10 Years	rr_ExpenseExampleYear10	810
ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
After 1 Year	rr_ExpenseExampleYear01	117
After 3 Years	rr_ExpenseExampleYear03	365
After 5 Years	rr_ExpenseExampleYear05	633
After 10 Years	rr_ExpenseExampleYear10	1,398
ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	92
After 3 Years	rr_ExpenseExampleYear03	287
After 5 Years	rr_ExpenseExampleYear05	498
After 10 Years	rr_ExpenseExampleYear10	1,108
ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
After 1 Year	rr_ExpenseExampleYear01	66
After 3 Years	rr_ExpenseExampleYear03	208
After 5 Years	rr_ExpenseExampleYear05	362
After 10 Years	rr_ExpenseExampleYear10	810
ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
After 1 Year	rr_ExpenseExampleYear01	63
After 3 Years	rr_ExpenseExampleYear03	199
After 5 Years	rr_ExpenseExampleYear05	346
After 10 Years	rr_ExpenseExampleYear10	$ 774

[1]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through March 1, 2015 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .95%, 1.65%, 1.65%, .65%, 1.15%, .90%, .65% and .65% of average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations").
[2]	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.